Adoption of Amended Guidance Impact on Previously Reported Quarterly Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Income Statement:
Income taxes																	$ 105,936		$ 104,677		$ 91,839
Net income	$ 29,553		$ 63,099		$ 64,621		$ 25,537		$ 26,490		$ 57,968		$ 65,423		$ 23,048		$ 182,810		$ 172,929		$ 151,387
Diluted earnings per share	$ 0.81	[1]	$ 1.78	[1]	$ 1.82	[1]	$ 0.71	[1]	$ 0.75	[1]	$ 1.64	[1]	$ 1.85	[1]	$ 0.65	[1]	$ 5.15	[1]	$ 4.90	[1]	$ 4.32
Diluted weighted-average common shares outstanding																	32,616,504		32,480,356		32,358,854
Balance Sheet:
Paid-in capital	$ 592,350								$ 602,522								$ 592,350		$ 602,522
Cash Flow Statement:
Net cash provided by operating activities																	277,756		221,383		$ 144,980
Net cash used in financing activities																	$ (213,916)		$ (186,320)		$ (120,207)
As Reported
Income Statement:
Income taxes							$ 15,508
Net income							$ 34,174
Diluted earnings per share							$ 0.71
Diluted weighted-average common shares outstanding							32,537,225
Balance Sheet:
Paid-in capital							$ 610,285
Cash Flow Statement:
Net cash provided by operating activities							41,852
Net cash used in financing activities							(41,638)
As Adjusted
Income Statement:
Income taxes							14,654
Net income							$ 35,028
Diluted earnings per share							$ 0.74
Diluted weighted-average common shares outstanding							32,546,314
Balance Sheet:
Paid-in capital							$ 609,431
Cash Flow Statement:
Net cash provided by operating activities							42,706
Net cash used in financing activities							$ (42,492)

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.